Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease impairment loss	¥ 0	¥ 0	¥ 135,657
Minimum
Leases
Lessee operating lease term of contract	12 months
Maximum
Leases
Lessee operating lease term of contract	16 years